GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales) (Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	100.00%	100.00%	100.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	20.00%	23.00%	34.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	19.00%	22.00%	11.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	14.00%	14.00%	11.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	9.00%	8.00%	11.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	5.00%	8.00%	10.00%